UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Scott Warner Griswold     Newport Beach, CA     July 21, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $54,459 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     3405   181000 SH       SOLE                   181000        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      450    20300 SH       SOLE                    20300        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105      113    18900 SH       SOLE                    18900        0        0
AVALONBAY CMNTYS INC           COM              053484101     5110    91341 SH       SOLE                    91341        0        0
BRE PROPERTIES                 CL A             05564E106     1414    59500 SH       SOLE                    59500        0        0
DIGITAL RLTY TR INC            COM              253868103     3918   109300 SH       SOLE                   109300        0        0
DUKE REALTY CORP               COM NEW          264411505     2695   307300 SH       SOLE                   307300        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      394    10600 SH       SOLE                    10600        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2211   264800 SH       SOLE                   264800        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     1546    30000 SH       SOLE                    30000        0        0
HEALTHCARE RLTY TR             COM              421946104     4754   282500 SH       SOLE                   282500        0        0
KIMCO REALTY CORP              COM              49446R109     2227   221600 SH       SOLE                   221600        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     3345   145200 SH       SOLE                   145200        0        0
MACERICH CO                    COM              554382101      579    32895 SH       SOLE                    32895        0        0
MACK CALI RLTY CORP            COM              554489104     2800   122800 SH       SOLE                   122800        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2028    91900 SH       SOLE                    91900        0        0
POST PPTYS INC                 COM              737464107      684    50900 SH       SOLE                    50900        0        0
PUBLIC STORAGE                 COM              74460D109     1113    17000 SH       SOLE                    17000        0        0
REGENCY CTRS CORP              COM              758849103     1491    42700 SH       SOLE                    42700        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     6390   124256 SH       SOLE                   124256        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1043    47000 SH       SOLE                    47000        0        0
SUNSTONE HOTEL INVS    NEW COM COM              867892100      101    18900 SH       SOLE                    18900        0        0
U STORE IT TR                  COM              91274F104      714   145800 SH       SOLE                   145800        0        0
VENTAS INC                     COM              92276F100     4273   143100 SH       SOLE                   143100        0        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103     1016    70000 SH       SOLE                    70000        0        0
WELLS FARGO S-T INVEST FUND G  COM              PF9980004      645   644629 SH       SOLE                   644629        0        0